Current Liabilities – Payables	12 Months Ended
Jun. 30, 2021
Current Liabilities Payables [Abstract]
Current Liabilities – Payables

Note 20. Current Liabilities – Payables

	June 30, 2021	June 30, 2020
		Restated
	US$	US$
Accounts Payable (unsecured)[1]	2,417,719	4,014,818
Payroll related tax liability	83,799	39,143
Total current payables	2,501,518	4,053,961

1 Accounts Payable are non‑interest bearing and are normally settled on 30 day terms.